Operating Segments - Additional Information (Detail)	6 Months Ended
Apr. 30, 2025
Disclosure of operating segments [line items]
Description of reportable segments	The Bank’s businesses are grouped into four business lines: Canadian Banking, International Banking, Global Wealth Management and Global Banking and Markets. The Bank’s other smaller business segments and corporate adjustments are included in the Other segment. The results of these business segments are based upon the internal financial reporting systems of the Bank.